Schedule of Investments

January 31, 2024 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock†† (97.2%)
Communication Services (2.2%)
AMC Networks, Cl A*	49,300	$892
Nexstar Media Group, Cl A	19,200	3,412
Playtika Holding*	152,200	1,099
Shutterstock	28,200	1,325
TEGNA	125,800	1,961

		8,689

Consumer Discretionary (15.2%)
Aaron’s	74,520	767
Academy Sports & Outdoors	42,600	2,673
American Axle & Manufacturing Holdings*	6,900	56
AutoNation*	12,000	1,676
Bloomin’ Brands	115,000	3,061
Capri Holdings*	14,500	707
Carriage Services, Cl A	38,200	944
Carter’s	27,200	2,057
Dick’s Sporting Goods	13,200	1,968
Dine Brands Global	18,400	858
Ethan Allen Interiors	68,900	2,007
Genesco*	34,600	961
G-III Apparel Group*	73,334	2,207
Goodyear Tire & Rubber*	74,800	1,043
Group 1 Automotive	13,000	3,381
Guess?	48,500	1,084
H&R Block	42,900	2,009
Harley-Davidson	55,700	1,807
Haverty Furniture	49,300	1,671
JAKKS Pacific*	2,791	88
KB Home	30,100	1,794
Kohl’s	48,200	1,242
Marriott Vacations Worldwide	8,150	684
Meritage Homes	15,900	2,633
Modine Manufacturing*	11,500	794
Nordstrom	57,000	1,034
ODP*	34,400	1,759
Penske Automotive Group	8,500	1,261
Perdoceo Education	35,600	644
Playa Hotels & Resorts*	152,300	1,264
Polaris	12,900	1,160
PVH	16,500	1,984
Sally Beauty Holdings*	80,000	985
Shoe Carnival	45,300	1,155
Smith & Wesson Brands	84,200	1,100
Thor Industries	10,400	1,175
Toll Brothers	46,200	4,590
Tri Pointe Homes*	81,900	2,828
Winnebago Industries	22,000	1,446

		60,557

Consumer Staples (4.6%)
Coca-Cola Consolidated	3,050	2,627

LSV Small Cap Value Fund

	Shares	Value (000)
Consumer Staples (continued)
Energizer Holdings	52,700	$1,666
Ingles Markets, Cl A	18,500	1,559
Ingredion	35,800	3,851
PriceSmart	16,710	1,270
SpartanNash	34,500	774
Spectrum Brands Holdings	13,400	1,054
Sprouts Farmers Market*	91,900	4,629
United Natural Foods*	38,400	572

		18,002

Energy (9.0%)
Berry	172,263	1,156
California Resources	60,300	2,875
Chord Energy	9,400	1,446
Civitas Resources	5,940	385
CNX Resources*	104,100	2,103
CONSOL Energy	17,500	1,656
DHT Holdings	210,200	2,338
Gulfport Energy*	14,200	1,802
HF Sinclair	69,900	3,949
Liberty Energy, Cl A	132,800	2,761
Matador Resources	43,000	2,360
Murphy Oil	58,100	2,248
Patterson-UTI Energy	97,300	1,079
PBF Energy, Cl A	69,800	3,526
Peabody Energy	80,300	2,144
Scorpio Tankers	40,200	2,842
World Kinect	51,331	1,158

		35,828

Financials (28.9%)
Affiliated Managers Group	9,200	1,369
Apollo Commercial Real Estate Finance‡	85,482	954
Arbor Realty Trust‡	116,631	1,551
Associated Banc-Corp	222,100	4,666
Atlantic Union Bankshares	34,500	1,179
Axis Capital Holdings	39,400	2,345
Bank of NT Butterfield & Son	35,000	1,062
Bank OZK	46,400	2,093
BankUnited	60,800	1,718
Berkshire Hills Bancorp	12,300	295
Blue Owl Capital	87,200	1,292
Brighthouse Financial*	23,078	1,195
Brookline Bancorp	106,700	1,154
Camden National	33,283	1,199
Carlyle Secured Lending	90,300	1,386
Cathay General Bancorp	43,603	1,795
Central Pacific Financial	95,300	1,836
CNO Financial Group	181,000	4,920
Community Trust Bancorp	17,000	705
Dime Community Bancshares	62,200	1,419
Employers Holdings	19,291	805

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Financials (continued)
EVERTEC	28,500	$1,145
Financial Institutions	43,990	919
First American Financial	11,900	718
First BanCorp	139,442	2,326
First Busey	103,900	2,446
First Commonwealth Financial	75,200	1,054
First Financial	37,179	1,466
First Horizon	183,400	2,612
Flushing Financial	23,862	383
FNB	157,400	2,075
FS KKR Capital	84,300	1,730
Fulton Financial	139,800	2,179
Genworth Financial, Cl A*	231,200	1,426
Golub Capital BDC	106,023	1,618
Great Southern Bancorp	27,200	1,417
Hancock Whitney	37,200	1,678
Hanmi Financial	72,400	1,213
Hope Bancorp	181,300	2,009
Horizon Bancorp	100,600	1,319
International Money Express*	78,920	1,626
Mercantile Bank	22,500	902
MFA Financial‡	84,325	933
MGIC Investment	203,900	4,045
Mortgage Investment Trust‡	1	—
Mr Cooper Group*	36,600	2,465
Navient	124,700	2,147
New Mountain Finance	112,800	1,453
New York Community Bancorp	147,900	957
Oaktree Specialty Lending	54,200	1,148
OceanFirst Financial	55,200	951
OFG Bancorp	90,500	3,328
Old National Bancorp	136,600	2,250
PennantPark Investment	195,900	1,379
Peoples Bancorp	39,500	1,157
Popular	42,000	3,589
Premier Financial	59,400	1,241
Prospect Capital	129,300	758
QCR Holdings	19,900	1,162
Radian Group	113,000	3,275
Regional Management	38,100	929
Rithm Capital‡	216,400	2,316
Sixth Street Specialty Lending	64,000	1,386
Synovus Financial	68,200	2,568
Towne Bank	35,050	985
Universal Insurance Holdings	47,900	796
Valley National Bancorp	171,700	1,652
WaFd	57,900	1,681
WesBanco	24,900	731
Zions Bancorp	63,200	2,648

		115,129

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care (6.0%)
AMN Healthcare Services*	12,521	$927
Amneal Pharmaceuticals*	191,000	1,022
Amphastar Pharmaceuticals*	20,400	1,089
Catalyst Pharmaceuticals*	90,000	1,296
Collegium Pharmaceutical*	20,146	664
Computer Programs and Systems*	35,100	356
Cross Country Healthcare*	50,400	1,071
Halozyme Therapeutics*	49,400	1,672
Inmode*	24,900	590
Ironwood Pharmaceuticals, Cl A*	145,100	2,059
Organon	84,400	1,405
Patterson	113,000	3,374
Prestige Consumer Healthcare*	33,700	2,074
QuidelOrtho*	22,100	1,514
Select Medical Holdings	46,800	1,216
United Therapeutics*	9,600	2,062
Zimvie*	83,900	1,467

		23,858

Industrials (12.4%)
ACCO Brands	190,900	1,161
AGCO	32,400	3,964
Alaska Air Group*	43,900	1,573
Apogee Enterprises	35,900	1,896
ArcBest	12,300	1,465
Atkore*	33,700	5,140
Covenant Logistics Group, Cl A	30,000	1,450
CSG Systems International	38,000	1,912
Deluxe	70,000	1,324
Ennis	60,900	1,240
Gates Industrial*	108,800	1,401
Griffon	12,948	754
Kelly Services, Cl A	58,300	1,198
Moog, Cl A	11,655	1,629
Mueller Industries	57,800	2,775
Oshkosh	33,800	3,721
Park-Ohio Holdings	16,500	408
Primoris Services	59,900	1,965
Quad*	193,055	1,054
Quanex Building Products	58,460	1,825
Rush Enterprises, Cl A	58,950	2,648
Ryder System	32,100	3,646
Timken	14,100	1,155
Wabash National	55,800	1,412
WESCO International	14,600	2,533

		49,249

Information Technology (6.5%)
Adeia	84,634	1,027
Amkor Technology	110,600	3,502
Avnet	55,900	2,532

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Information Technology (continued)
Axcelis Technologies*	7,300	$949
Cirrus Logic*	22,500	1,737
Immersion	152,069	1,039
Information Services Group	182,750	808
Photronics*	67,500	1,972
Progress Software	18,900	1,074
Sanmina*	57,600	3,446
ScanSource*	45,525	1,787
TD SYNNEX	10,400	1,040
Vishay Intertechnology	77,500	1,684
Vishay Precision Group*	49,441	1,576
Vontier	55,200	1,909

		26,082

Materials (5.5%)
AdvanSix	58,200	1,477
Berry Global Group	72,000	4,713
Chemours	36,600	1,104
Commercial Metals	31,500	1,645
Greif, Cl A	16,300	1,021
Ingevity*	29,700	1,294
Koppers Holdings	40,100	2,051
O-I Glass, Cl I*	130,300	1,897
SunCoke Energy	157,800	1,617
Sylvamo	54,100	2,512
Warrior Met Coal	43,600	2,798

		22,129

Real Estate (6.0%)
American Assets Trust‡	100,000	2,243
Apple Hospitality‡	116,600	1,873
Brandywine Realty Trust‡	193,600	918
City Office‡	130,200	683
CTO Realty Growth‡	94,350	1,560
EPR Properties‡	53,600	2,373
Franklin Street Properties‡	190,100	468
Gladstone Commercial‡	45,800	587
Global Medical‡	101,134	1,022
Global Net Lease‡	124,441	1,051
Industrial Logistics Properties Trust‡	85,200	339
Kite Realty Group Trust‡	65,800	1,408
National Health Investors‡	17,100	909
Office Properties Income Trust‡	58,300	214
Park Hotels & Resorts‡	123,600	1,864
Sabra Health Care‡	161,700	2,157
Service Properties Trust‡	150,500	1,163
Tanger Factory Outlet Centers‡	40,600	1,092
Uniti Group‡	274,400	1,443

		23,367

Utilities (0.9%)
National Fuel Gas	46,900	2,212

LSV Small Cap Value Fund

	Shares	Value (000)
Utilities (continued)
UGI	57,500	$1,273

		3,485

TOTAL COMMON STOCK (Cost $351,697)		386,375

	Face Amount (000)
Repurchase Agreement (3.0%)
South Street Securities 4.950%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $11,944 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $4,877, 0.375% - 4.500%, 04/30/2025 – 11/15/2033; total market value $12,181)	$11,943	11,943

TOTAL REPURCHASE AGREEMENT (Cost $11,943)		11,943

Total Investments – 100.2% (Cost $363,640)		$398,318

Percentages are based on Net Assets of $397,479 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

LSV-QH-004-2200

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